Intangible Assets (Details) - Schedule of Amortization	Dec. 31, 2023 USD ($)
2025 [Member]
Schedule of Amortization [Line Items]
2025, Amortization	$ 3,838
Net carrying value	28,015
2026 [Member]
Schedule of Amortization [Line Items]
Net carrying value	24,177
2026, Amortization	3,838
2027 [Member]
Schedule of Amortization [Line Items]
Net carrying value	20,339
2027, Amortization	3,838
2028 [Member]
Schedule of Amortization [Line Items]
Net carrying value	16,501
2028, Amortization	3,838
2029 [Member]
Schedule of Amortization [Line Items]
Net carrying value	12,663
2029, Amortization	$ 3,838